FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE
	December 31,	December 31,
	2024	2023

Cash and Cash Equivalents	$13,526	$2,267
Deposits	206	77
Trade receivables	2,024	1,477
Other accounts receivable	581	660
Total	$16,337	$4,481

SCHEDULE OF LIQUIDITY RISKS
	Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$1,834	$1,834	$-
Other accounts payable	$918	$918	$-
Loans	$934	$826	$108
Lease liability	$458	$217	$241